SUPPLEMENT DATED APRIL 19, 2017
TO

PROSPECTUS DATED MAY 1, 2014
 FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective May 1, 2017, the name of the following investment option will change:

Former Name	New Name

Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio	Morgan Stanley Variable Insurance Fund, Inc. Mid Cap Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.